Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Ratios [Abstract]
Tier 1 capital to total average assets (in hundredths)	8.00%
Total risk-based capital to total risk-weighted assets (in hundredths)	10.00%
Consolidated [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	$ 129,569	$ 122,630
For Capital Adequacy Purposes, Amount	60,791	59,548
Amount [Abstract]
Actual Amount	120,048	113,283
For Capital Adequacy Purposes, Amount	30,396	29,774
Ratios [Abstract]
Actual Ratio (in hundredths)	17.06%	16.47%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Actual Ratio (in hundredths)	15.81%	15.22%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Amount [Abstract]
Actual Amount	120,048	113,283
For Capital Adequacy Purposes, Amount	45,419	44,343
Ratios [Abstract]
Actual Ratio (in hundredths)	10.57%	10.22%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Colony Bank [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	131,024	123,463
For Capital Adequacy Purposes, Amount	60,638	59,474
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	75,797	74,342
Amount [Abstract]
Actual Amount	121,521	114,128
For Capital Adequacy Purposes, Amount	30,319	29,737
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	45,478	44,605
Ratios [Abstract]
Actual Ratio (in hundredths)	17.29%	16.61%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	10.00%	10.00%
Actual Ratio (in hundredths)	16.03%	15.35%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	6.00%	6.00%
Amount [Abstract]
Actual Amount	121,521	114,128
For Capital Adequacy Purposes, Amount	45,333	44,282
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	$ 56,666	$ 55,352
Ratios [Abstract]
Actual Ratio (in hundredths)	10.72%	10.31%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	5.00%	5.00%